MoA Clear Passage 2060 Fund Investment Objectives and Goals - MoA Clear Passage 2060 Fund	Dec. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	MoA Clear Passage 2060 FundTM
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”).